UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Advisors Capital Management, LLC
           -----------------------------------------------------
Address:   115 West Century Road
           Paramus, NJ 07652
           -----------------------------------------------------

Form 13F File Number:
                      ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Kevin G. Kern
        -------------------------
Title:  Compliance Officer
        -------------------------
Phone:  201-986-1900
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Kevin G. Kern                     Paramus, NJ                     5/08/2008
-----------------                     -----------                     ----------
   [Signature]                       [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          133
                                         -----------
Form 13F Information Table Value Total:     $190,633
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
1800 Flowers.com INC CL A      CL A             68243Q106      334   39275          Sole              39275      0    0
51 Jobs                        SP ADR REP COM   316827104      547   33663          Sole              33663      0    0
Aaron Rent                     COM              002535201      393   18250          Sole              18250      0    0
Advanced Environ Recycling Tec CL A             007947104       22   25000          Sole              25000      0    0
Cl A
Aetna                          COM              00817Y108      324    7700          Sole               7700      0    0
AIG                            COM              026874107     4042   93463          Sole              93463      0    0
Alliance Bernstein             UNIT LTD PARTN   01855A101     4922   77661          Sole              77661      0    0
Allied Capital                 COM              01903Q108     1758   95398          Sole              95398      0    0
Alpharma Inc                   CL A             020813101      223    8500          Sole               8500      0    0
Altria Group                   COM              02209S103      733   33007          Sole              33007      0    0
American Capital               COM              024937104     2219   64965          Sole              64965      0    0
American Financial             COM              02607P305      612   77029          Sole              77029      0    0
Apollo Invt Corp Con Shs Ben   COM              03761U106     2323  146726          Sole             146726      0    0
Int
Arbor Realty                   COM              038923108     4690  310992          Sole             310992      0    0
Arrow Electronics              COM              042735100      265    7875          Sole               7875      0    0
Ashford Hospitality            COM              044103109     1483  261066          Sole             261066      0    0
Aspen Insurance                SHS              G05384105     2649  100428          Sole             100428      0    0
AT&T Inc                       COM              00206R102      267    6980          Sole               6980      0    0
Avnet                          COM              053807103      705   21550          Sole              21550      0    0
Baidu.com Inc                  Spon ADR PEP A   056752108     1315    5486          Sole               5486      0    0
Bank of America                COM              060505104     5773  152286          Sole             152286      0    0
Barr Pharmaceuticals Inc       COM              068306109     1234   25552          Sole              25552      0    0
Bed Bath & Beyond              COM              075894100     2908   98587          Sole              98587      0    0
Berkley W R Corp               COM              084423102      292   10562          Sole              10562      0    0
Best Buy Inc                   COM              086516101     3070   74043          Sole              74043      0    0
BT Group Plc                   ADR              005577101      382    8872          Sole               8872      0    0
Cabelas Inc                    COM              126804301     1593  112528          Sole             112528      0    0
Capital Trust Inc MD           Cl A New         14052H506     1850   68650          Sole              68650      0    0
CapitalSource Inc              COM              14055X102     2162  223528          Sole             223528      0    0
Caplease Inc                   COM              140288101     1741  224125          Sole             224125      0    0
Cardinal Health                COM              14149Y108     2941   56017          Sole              56017      0    0
Carmax Inc Com                 COM              143130102     1282   66034          Sole              66034      0    0
Carnival Corp                  PAIRED CTF       143658300     1661   41032          Sole              41032      0    0
Caterpillar Inc                COM              149123101     2626   33540          Sole              33540      0    0
CBL & Assoc Pptys Inc Com      COM              124830100      625   26550          Sole              26550      0    0
Cedar Fair L P                 Depositry Unit   150185106      276   11875          Sole              11875      0    0
Cemex Sab De Cv                Spon Adr New     151290889      324   12400          Sole              12400      0    0
Cheese Cake Factory Inc        COM              163072101     2473  113500          Sole             113500      0    0
Cit group Inc Com              COM              125581108      408   34418          Sole              34418      0    0
CitiGroup Inc Com              COM              172967101     2304  107577          Sole             106114      0    0
Cogdell Spencer Inc            COM              19238U107     1229   78164          Sole              78164      0    0
Cohen & Steers                 COM              19247A100     1812  114612          Sole             114612      0    0
Colonial Pptys Tr              Com Sh Ben Int   195872106      245   10200          Sole              10200      0    0
Covidien Ltd                   COM              g2552x108      648   14642          Sole              14642      0    0
CTS                            COM              126501105      399   37327          Sole              37327      0    0
Dow Chem Co Com                COM              260543103     1161   31517          Sole              31517      0    0
DRS Technologies Inc           COM              23330X100     4369   74960          Sole              74960      0    0
Duke Realty Corp               COM              264411505      247   10850          Sole              10850      0    0
Ellis Perry Intl Inc           COM              288853104      114    5200          Sole               5200      0    0
eLong                          SPONSORED ADR    290138205      678   79426          Sole              79426      0    0
Enbridge Energy Mgmt LLC Shs                    29250X103     1005   20665          Sole              20665      0    0
Units Repst
Enbridge Energy Partners       COM              29250R106      710   14925          Sole              14925      0    0
Enterprise Products            COM              293792107      745   25090          Sole              25090      0    0
E-Trade Financial              COM              269246104      511  132300          Sole             132300      0    0
Exxon Mobil                    COM              30231G102      540    6385          Sole               6385      0    0
Federal Natl Mtg Assn          COM              313586109      943   35835          Sole              35835      0    0
Felcor Lodging                 COM              31430F101     3948  328166          Sole             328166      0    0
First Industrial               COM              32054K103     1888   61134          Sole              61134      0    0
Flextronics                    ORD              Y2573F102      917   97693          Sole              97693      0    0
Federal Home LN MTG Corp       COM              313400301     1197   47286          Sole              47286      0    0
Franklin Res Inc Com           COM              035463101      259    2675          Sole               2675      0    0
Gallagher Arthur J & Co.       COM              363576109      384   16250          Sole              16250      0    0
Garmin LTD Ord                 ORD              G37260109      521    9647          Sole               9647      0    0
General Electric               COM              369604103      824   22275          Sole              22275      0    0
Glimscher Realty               SH BEN INT       379302102     1802  150640          Sole             150640      0    0
Health Net Inc Com             COM              42222G108     1821   59134          Sole              59134      0    0
Health Extras Inc              COM              422211102      614   24725          Sole              24725      0    0
Helen of Troy                  COM              G4388N106     1190   70987          Sole              70987      0    0
Hersha Hospitalities           SH BEN INT       427825104     4964  549760          Sole             549760      0    0
Home Depot                     COM              437076102     3640  130135          Sole             130135      0    0
Hormel                         COM              440452100     1979   47508          Sole              47508      0    0
Hospitality Properties         COM SH BEN INT   44106M102     1831   53831          Sole              53831      0    0
HRPT Properties                COM SH BEN INT   40426W101     1765  262245          Sole             262245      0    0
Humana                         COM              444859102     1406   31337          Sole              31337      0    0
II VI Inc Com                  COM              902104108     1172   30870          Sole              30870      0    0
Illinois Tool Wks Inc          COM              452308109      323    6700          Sole               6700      0    0
ING Clarion Glb Re Est Incm Fd COM              44982G104     1722  121902          Sole             121902      0    0
Ingersoll Rand Co Ltd Cl A Com COM              g4776g101      672   15090          Sole              15090      0    0
Invetiv Health Inc             COM              46122E905      800   27774          Sole              27774      0    0
Istar Financial Inc            COM              45031U101      662   47150          Sole              47150      0    0
Kayne Anderson Mlp Investment  COM              486606106     1361   46361          Sole              46361      0    0
Co
Kendle International Inc       COM              48880L107      197    4375          Sole               4375      0    0
Kinder Morgan MGMT             SHS              49455U100      865   16974          Sole              16974      0    0
Kinder Morgan Partners         UT LTD PARTNR    494550106      597   10925          Sole              10925      0    0
Kohls                          COM              500255104     2589   60359          Sole              60359      0    0
Lexington Properties           COM              529043101      747   51837          Sole              51837      0    0
Lowes                          COM              548661107     1144   49869          Sole              49869      0    0
Magellan Midstream Hldgs       COM UNIT RP LP   55907R108     1617   70600          Sole              70600      0    0
Martin Midstream Partners      UNIT LP INT      573331105      621   20375          Sole              20375      0    0
Masco Corp                     COM              574599106     3223  162540          Sole             162540      0    0
Max Re Capital                 SHS              G6052F103      475   18125          Sole              18125      0    0
Medical Properties TR          COM              58463J304     2401  212117          Sole             212117      0    0
Mueller Inds Inc               COM              624756102     1418   49150          Sole              49150      0    0
Mueller Wtr Prods Inc          COM              624758207      688   87283          Sole              87283      0    0
Nasdaq Omx Group Inc           COM              631103108     1369   35417          Sole              35417      0    0
National Health Investors      COM              63633D104      666   21300          Sole              21300      0    0
Omega Healthcare Invs Inc      COM              681936100      614   35390          Sole              35390      0    0
Oneok Partners                 UNIT LTD PARTN   68268N103      855   14870          Sole              14870      0    0
OSI Systems Inc                COM              671044105      830   36063          Sole              36063      0    0
Overstock.com                  COM              690370101      594   49860          Sole              49860      0    0
Overstock Com Inc Del SR NT CV NOTE             690370AB7     4945    3808          Sole               3808      0    0
3.75%
Panera Bread Co CL A           CL A             69840w108      405    9675          Sole               9675      0    0
Peoples United Financial Inc   COM              712704105      696   40188          Sole              40188      0    0
Pfizer                         COM              717081103     2138  102166          Sole             102166      0    0
Philip Morris Intl Inc Com     COM              718172109     1669   33007          Sole              33007      0    0
Pilgrims Pride Corp            COM              721467108      336   16605          Sole              16496      0    0
PNC Bank                       COM              693475105      554    8453          Sole               8453      0    0
Regal Beloit Corp              COM              758750103      592   16175          Sole              16175      0    0
Royal Carribbean               COM              V7780T103     2299   69882          Sole              69882      0    0
Satyam Computer Services Ltd   ADR              804098101      398   17633          Sole              16709      0    0
Smart Balance                  COM              83169Y108     2125  269047          Sole             269047      0    0
Sovereign Bank                 COM              845905108      106   11377          Sole              11377      0    0
Sun Cmntys Inc                 COM              866674104     1852   90363          Sole              90363      0    0
Sunstone Hotel Invs Inc New    COM              867892101     1870  116829          Sole             116829      0    0
Supertel Hospitality Inc Md    COM              868526104      399   75650          Sole              75650      0    0
Taiwan Semiconductor Mfg Ltd   ADR              874039100     3226  314108          Sole             314108      0    0
Target                         COM              87612E106     1714   33825          Sole              33825      0    0
Teppco                         UT LTD PARTNR    872384102      425   12320          Sole              12320      0    0
Teva Pharmaceutical            ADR              881624209     3858   83531          Sole              83531      0    0
Trex Inc                       COM              89531P105      361   45756          Sole              45756      0    0
Tyco Intel ltd Bermuda Shs     SHS              G9143X208      641   14542          Sole              14542      0    0
U Store It TR                  COM              91274F104      297   26250          Sole              26250      0    0
Unitedhealth Group Inc.        COM              91324P102     1446   42083          Sole              42083      0    0
Unum Group                     COM              91529Y106     1357   61675          Sole              61675      0    0
US Bancorp                     COM NEW          902973304     2966   91665          Sole              91665      0    0
Valero Energy                  COM              91913Y100      651   13252          Sole              13252      0    0
Video Display Corp             COM              926555103      330   45036          Sole              45036      0    0
Wachovia Corp                  COM              929903102     2929  108477          Sole             108477      0    0
Waddell & Reed                 CL A             930059100     4573  142314          Sole             142314      0    0
WalMart                        COM              931142103     1953   37078          Sole              37078      0    0
Watson Pharmaceuticals Inc     COM              942683103      409   13950          Sole              13950      0    0
WellPoint Inc                  COM              94973V107     2091   47391          Sole              47391      0    0
YRC Worldwide Inc Com          COM              984249102      743   56619          Sole              56619      0    0